Deferred Expenses and Other Assets, Net and Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Expenses and Other Assets, Net and Accounts Payable, Accrued Expenses and Other Liabilities
Deferred Expenses and Other Assets, Net and Accounts Payable, Accrued Expenses and Other Liabilities
Deferred expenses and other assets, net, consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Purchase deposit	$2,855	$—
Deferred finance costs, net(2)	2,490	—
Derivative assets	1,042	—
Other assets(3)	450	5,841
Leasing costs, net(4)	92	763
Deferred expenses and other assets, net	$6,929	$6,604
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)	Accumulated amortization of deferred finance costs was $0.5 million as of December 31, 2017.

(3)
As of December 31, 2016, other assets included a $4.1 million receivable related to the funding provided to a certain investment in a Ground Lease the Company entered into during the year ended December 31, 2016. In addition, as of December 31, 2016 other assets includes $1.7 million in deferred offering costs.

(4)	Accumulated amortization of leasing costs was $28 thousand as of December 31, 2016.

Accounts payable, accrued expenses and other liabilities consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Dividends declared and payable	$2,728	$—
Accounts payable(2)	1,347	779
Accrued expenses(3)	1,285	708
Derivative liabilities	904	—
Interest payable	660	—
Other liabilities(4)	621	89
Accounts payable, accrued expenses and other liabilities	$7,545	$1,576
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(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)	As of December 31, 2017 and 2016, accounts payable includes accrued offering costs.

(3)
As of December 31, 2017, accrued expenses primarily includes accrued legal expenses, accrued audit expenses and recoverable real estate taxes paid by the Company and reimbursed by the tenant. As of December 31, 2016, accrued expenses primarily includes recoverable real estate taxes paid by the Company and reimbursed by the tenant.

(4)	As of December 31, 2017, other liabilities includes unearned rent and $0.1 million due to the Manager for costs it paid on the Company's behalf.